UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC-BVI Partners
                     --------------------
Address:             420 Lexington Avenue
                     --------------------
                     Suite 2601
                     --------------------
                     New York, NY  10170
                     --------------------

Form 13F File Number:  28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Vice President of Managing Partner
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                   New York, NY            February 14, 2003
-------------------------------  ----------------------       -----------------
    [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                  ------------------------------

Form 13F Information Table Entry Total:                       70
                                                  ------------------------------

Form 13F Information Table Value Total:                       $27,146
                                                  ------------------------------
                                                           (thousands)


List of Other Included Managers:
                                    NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2002



                                                                                                                            ITEM 5:
                                                   ITEM 2:                      ITEM 3:               ITEM 4:              Shares or
                               ITEM 1:             Title of                     Cusip                  Fair                Principal
                           Name of Issuer          Class                        Number              Market Value           Amount
------------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. - 6.5% Series C               Conv. Pfd.                    00253A408               37,296          33,600 SH
Aames Financial Corp. - 5.5% of 3/15/06             Cvt. Sub. Debtentures         00253AAE1            3,271,800      $5,740,000 PRN
Allmerica Financial Corp.                           Common                        019754100            2,969,299         293,990 SH
Ambassadors International, Inc.                     Common                        23178106               125,860          14,000 SH
American Bank Note Holographic Inc                  Common                        024377103               15,739          21,560 SH
Apex Silver Mines Ltd.                              Common                        G04074103              414,400          28,000 SH
Arizona Star Resources Corp                         Common                        04059G106              182,666          94,190 SH
Audiocodes Ltd                                      Common                        M15342104              288,960         112,000 SH
Baycorp Holdings Ltd.                               Common                        072728108            2,598,485         176,288 SH
Biocryst Pharmaceuticals, Inc                       Common                        09058V103              166,792         173,742 SH
Bunge Ltd                                           Common                        G16962105              269,472          11,200 SH
Cadus Pharmaceuticals                               Common                        127639102               61,589          56,504 SH
Captaris Inc                                        Common                        14071N104               33,600          14,000 SH
Catalytica Energy Systems                           Common                        148884109              108,799          39,420 SH
Chief Consolidated Mining Co.                       Common                        168628105               67,200         420,000 SH
China Mobile HK Ltd.                                Sponsored ADR                 16941M109              169,120          14,000 SH
CINAR Corp                                          Common                        171905300              336,000         168,000 SH
Clarent Corp                                        Common                        180461105                    0         100,240 SH
Corvas International Inc.                           Common                        2210D5101              356,314         229,880 SH
Crawford & Co.                                      Common - Class A              224633206              433,337         105,692 SH
Cygne Designs Inc.                                  Common                        232556100                1,890          15,120 SH
Delta Financial Corp.                               Common                        247918105              102,207          92,915 SH
DUSA Phamaceuticals Inc.                            Common                        266898105              162,681          99,804 SH
Empire Energy Corp.                                 Common                        291645208               13,734         152,600 SH
Enterasys Networks Inc.                             Common                        293637104               43,680          28,000 SH
EP Medsystems, Inc.                                 Common                        26881P103              444,735         177,894 SH
ESG Re Ltd.                                         Common                        000G312151               1,000         703,820 SH
Fairfax Financial Holdings Ltd                      Common                        303901102              754,698           9,800 SH
First Union Real Estate Equity and
 Mortgage Investors                                 Common                        337400105              249,200         140,000 SH
Flanders Inc                                        Common                        338494107               13,798           7,840 SH
Freeport-McMoran Copper & Gold, Inc.                Common - Class B              35671D857              234,920          14,000 SH
Genesis Health Ventures, Inc.                       Common                        37183F107              129,780           8,400 SH
Goldcorp Inc.                                       Common                        380956409              363,792          28,600 SH
Hooker Furniture Corp.                              Common                        439038100              646,486          34,720 SH
Insignia Financial Group Inc                        Common                        45767A105              149,060          20,560 SH


                              **TABLE CONTINUED **


                                                                                                                          ITEM 5:
                                                     ITEM 2:                      ITEM 3:               ITEM 4:           Shares or
                               ITEM 1:               Title of                     Cusip                  Fair             Principal
                           Name of Issuer            Class                        Number              Market Value        Amount
------------------------------------------------------------------------------------------------------------------------------------
Integrated Telecom Exp Inc                          Common                        45817U101              579,536         364,488 SH
Jacksonville Bancorp, Inc.                          Common                        46924P100               35,414           3,276 SH
JNI Corp                                            Common                        46622G105              155,109          55,996 SH
Liquid Audio, Inc.                                  Common                        53631T102            2,317,436         942,047 SH
London Pacific Group Ltd                            Sponsored ADR                 542073200               65,856         131,712 SH
Maxxam Inc.                                         Common                        577913106              234,360          25,200 SH
Media Arts Group Inc                                Common                        58439C102                5,613           2,184 SH
Midwest Grain Prods Inc                             Common                        55302G103               27,924           3,580 SH
MIPS Technologies, Inc.                             Common - Class B              6404567206             246,586          85,620 SH
MM Companies, Inc.                                  Common                        55310J107               50,821          33,656 SH
Molex Inc.                                          Common - Class A              608554200            1,498,314          75,330 SH
Mutual Risk Mgmt Ltd.                               Common                        628351108               41,603       1,188,656 SH
NCRIC Group Inc                                     Common                        628806105              600,600          54,600 SH
Netratings Inc                                      Common                        64116M108              201,600          28,000 SH
Newmont Mining Corp.                                Common                        651639106              568,988          19,600 SH
Northgate Exploration Ltd                           Common                        666416102               27,720          28,000 SH
Onvia.com Inc                                       Common                        68338T403               89,837          35,230 SH
Optibase Ltd.                                       Common                        M7524R108               55,720          28,000 SH
Personnel Group of America Inc.                     Common                        715338109              119,428         823,641 SH
Personnel Group of America Inc.
  - 5.75% of 7/1/04                                 Cvt. Sub. Notes               715338AE9              224,000      $1,120,000 PRN
Pharmacyclics Inc                                   Common                        716933106              299,880          84,000 SH
Placer Dome Inc                                     Common                        725906101              257,600          22,400 SH
Praecis Pharmaceuticals Inc.                        Common                        739421105               45,500          14,000 SH
Progress Financial Corp.                            Common                        743266108              663,163          57,120 SH
Rio Alto Resources International Inc.               Common                        766893101              162,394         345,520 SH
SCPIE Holdings Inc.                                 Common                        78402P104            2,133,789         323,792 SH
Texas Genco Holdings Inc.                           Common                        88244314               133,000          14,000 SH
The MIIX Group Inc.                                 Common                        59862V104              539,592         301,448 SH
Trenwick Group Ltd                                  Common                        G9032C109               30,240          42,000 SH
Variagenics Inc.                                    Common                        922196100               19,180          14,000 SH
W.R. Grace & Co.                                    Common                        38388F108              219,520         112,000 SH
Wheaton River Minerals Ltd.                         Common                        962902102               52,343          56,000 SH
Windmill & Co Inc                                   Common                        974259103               17,142           9,852 SH
Worldport Comm. Inc.                                Common                        98155J105                8,146          16,970 SH
Zonagen Inc                                         Common                        98975L108              200,131         204,215 SH



                                                           ITEM 6:                                                  ITEM 8:
                                                     INVESTMENT DISCRETION                                VOTING AUTHORITY SHARES
                                                          (b) Shares                  ITEM 7:
             ITEM 1:                                     as Defined     (c) Shared   Managers
        Name of Issuer                    (a) Sole       in Instr. V     Other       See Instr. V   (a) Sole     b) Shared  (c) None
---------------------------------------- -------------------------------------------------------------------------------------------
Aames Financial Corp. - 6.5% Series C        33,600         --             --             --             33,600        --       --
Aames Financial Corp. - 5.5% of 3/15/06  $5,740,000         --             --             --         $5,740,000        --       --
Allmerica Financial Corp.                   293,990         --             --             --            293,990        --       --
Ambassadors International, Inc.              14,000         --             --             --             14,000        --       --
American Bank Note Holographic Inc           21,560         --             --             --             21,560        --       --
Apex Silver Mines Ltd.                       28,000         --             --             --             28,000        --       --
Arizona Star Resources Corp                  94,190         --             --             --             94,190        --       --
Audiocodes Ltd                              112,000         --             --             --            112,000        --       --
Baycorp Holdings Ltd.                       176,288         --             --             --            176,288        --       --
Biocryst Pharmaceuticals, Inc               173,742         --             --             --            173,742        --       --
Bunge Ltd                                    11,200         --             --             --             11,200        --       --
Cadus Pharmaceuticals                        56,504         --             --             --             56,504        --       --
Captaris Inc                                 14,000         --             --             --             14,000        --       --
Catalytica Energy Systems                    39,420         --             --             --             39,420        --       --
Chief Consolidated Mining Co.               420,000         --             --             --            420,000        --       --
China Mobile HK Ltd.                         14,000         --             --             --             14,000        --       --
CINAR Corp                                  168,000         --             --             --            168,000        --       --
Clarent Corp                                100,240         --             --             --            100,240        --       --
Corvas International Inc.                   229,880         --             --             --            229,880        --       --
Crawford & Co.                              105,692         --             --             --            105,692        --       --
Cygne Designs Inc.                           15,120         --             --             --             15,120        --       --
Delta Financial Corp.                        92,915         --             --             --             92,915        --       --
DUSA Phamaceuticals Inc.                     99,804         --             --             --             99,804        --       --
Empire Energy Corp.                         152,600         --             --             --            152,600        --       --
Enterasys Networks Inc.                      28,000         --             --             --             28,000        --       --
EP Medsystems, Inc.                         177,894         --             --             --            177,894        --       --
ESG Re Ltd.                                 703,820         --             --             --            703,820        --       --
Fairfax Financial Holdings Ltd                9,800         --             --             --              9,800        --       --
First Union Real Estate Equity and
  Mortgage Investors                        140,000         --             --             --            140,000        --       --
Flanders Inc                                  7,840         --             --             --              7,840        --       --
Freeport-McMoran Copper & Gold, Inc.         14,000         --             --             --             14,000        --       --
Genesis Health Ventures, Inc.                 8,400         --             --             --              8,400        --       --
Goldcorp Inc.                                28,600         --             --             --             28,600        --       --
Hooker Furniture Corp.                       34,720         --             --             --             34,720        --       --
Insignia Financial Group Inc                 20,560         --             --             --             20,560        --       --



** TABLE CONTINUED **

                                                            ITEM 6:                                               ITEM 8:
                                                    INVESTMENT DISCRETION                                VOTING AUTHORITY SHARES
                                                       (b) Shares                      ITEM 7:
                                                        as Defined     (c) Shared     Managers
                                           (a) Sole     in Instr. V        Other      See Instr. V   (a) Sole  (b) Shared   (c) None
---------------------------------------- -------------------------------------------------------------------------------------------
Integrated Telecom Exp Inc                  364,488          --           --            --             364,488        --        --
Jacksonville Bancorp, Inc.                    3,276          --           --            --               3,276        --        --
JNI Corp                                     55,996          --           --            --              55,996        --        --
Liquid Audio, Inc.                          942,047          --           --            --             942,047        --        --
London Pacific Group Ltd                    131,712          --           --            --             131,712        --        --
Maxxam Inc.                                  25,200          --           --            --              25,200        --        --
Media Arts Group Inc                          2,184          --           --            --               2,184        --        --
Midwest Grain Prods Inc                       3,580          --           --            --               3,580        --        --
MIPS Technologies, Inc.                      85,620          --           --            --              85,620        --        --
MM Companies, Inc.                           33,656          --           --            --              33,656        --        --
Molex Inc.                                   75,330          --           --            --              75,330        --        --
Mutual Risk Mgmt Ltd.                     1,188,656          --           --            --           1,188,656        --        --
NCRIC Group Inc                              54,600          --           --            --              54,600        --        --
Netratings Inc                               28,000          --           --            --              28,000        --        --
Newmont Mining Corp.                         19,600          --           --            --              19,600        --        --
Northgate Exploration Ltd                    28,000          --           --            --              28,000        --        --
Onvia.com Inc                                35,230          --           --            --              35,230        --        --
Optibase Ltd.                                28,000          --           --            --              28,000        --        --
Personnel Group of America Inc.             823,641          --           --            --             823,641        --        --
Personnel Group of America Inc.
  - 5.75% of 7/1/04                      $1,120,000          --           --            --          $1,120,000        --        --
Pharmacyclics Inc                            84,000          --           --            --              84,000        --        --
Placer Dome Inc                              22,400          --           --            --              22,400        --        --
Praecis Pharmaceuticals Inc.                 14,000          --           --            --              14,000        --        --
Progress Financial Corp.                     57,120          --           --            --              57,120        --        --
Rio Alto Resources International Inc.       345,520          --           --            --             345,520        --        --
SCPIE Holdings Inc.                         323,792          --           --            --             323,792        --        --
Texas Genco Holdings Inc.                    14,000          --           --            --              14,000        --        --
The MIIX Group Inc.                         301,448          --           --            --             301,448        --        --
Trenwick Group Ltd                           42,000          --           --            --              42,000        --        --
Variagenics Inc.                             14,000          --           --            --              14,000        --        --
W.R. Grace & Co.                            112,000          --           --            --             112,000        --        --
Wheaton River Minerals Ltd.                  56,000          --           --            --              56,000        --        --
Windmill & Co Inc                             9,852          --           --            --               9,852        --        --
Worldport Comm. Inc.                         16,970          --           --            --              16,970        --        --
Zonagen Inc                                 204,215          --           --            --             204,215        --        --



                             ** TABLER COMPLETE **
